Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Accounts Receivable
The following table is an aging of the Company’s December 31, 2013 and 2012 gross accounts receivable (net of allowances for contractual adjustments, and prior to allowances for doubtful accounts), aged based on payment terms and categorized based on the four primary overall types of accounts receivable characteristics (in thousands):

December 31, 2013	Current and 0-180 Days Past Due	181 Days and Over Past Due	Total
Medicare (Part D and Part B), Medicaid
and Third-Party payors	$195,544	$67,791	$263,335
Facility payors	328,444	146,751	475,195
Private Pay payors	75,655	84,101	159,756
Total gross accounts receivable	$599,643	$298,643	$898,286
December 31, 2012
Medicare (Part D and Part B), Medicaid
and Third-Party payors	$233,807	$163,372	$397,179
Facility payors	350,886	167,474	518,360
Private Pay payors	70,480	100,141	170,621
Total gross accounts receivable	$655,173	$430,987	$1,086,160

Financial assets and liabilities measured at fair value
The Company’s assets and (liabilities) measured at fair value were as follows (in thousands):

		Based on
	Fair Value	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
December 31, 2013
Assets and (Liabilities) Measured at Fair Value on a Recurring Basis:
Bond Portfolio (1)	$25,140	$—	$25,140	$—
7.75% interest rate swap agreement - fair value hedge (2)	18,671	—	18,671	—
Derivatives (3)	—	—	—	—
Total	$43,811	$—	$43,811	$—

December 31, 2012
Assets and (Liabilities) Measured at Fair Value on a Recurring Basis:
Bond Portfolio (1)	$24,887	$—	$24,887	$—
7.75% interest rate swap agreement - fair value hedge (2)	46,090	—	46,090	—
Derivatives (3)	—	—	—	—
Total	$70,977	$—	$70,977	$—

Accumulated other comprehensive income(loss)
Accumulated other comprehensive income (loss) consists of the following (in thousands):

	December 31,
	2013	2012
Cumulative foreign currency translation adjustments	$—	$9,722
Translation adjustment recorded as divestiture of business	—	(9,722)
Unrealized gain (loss) on fair value of investments	(702)	(428)
Pension and postemployment benefits	(1,839)	(2,392)
Total accumulated other comprehensive income (loss), net	$(2,541)	$(2,820)

Sales as a Percent by Payor [Table Text Block]
The table below represents the Company’s approximated payor mix (as a % of annual sales) for the last three years ended:

	December 31,
	2013	2012	2011
Private pay, third-party and facilities (a)	36%	36%	39%
Federal Medicare program (Part D & Part B)	55%	52%	49%
State Medicaid programs	7%	8%	9%
Other sources	2%	4%	3%
Totals	100%	100%	100%

Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Other Charges (Credits) consist of the following (in thousands):

	December 31,
	2013	2012	2011
Acquisition and other related costs (1)	$2,300	$1,380	$25,549
Restructuring and other related charges (2)	—	8,956	—
Disposition of businesses (3)	39,245	(1,777)	—
Repack matters - SG&A (4)	—	—	(10,500)
Separation costs (5)	6,760	21,000	1,044
Loss on sale of plane and termination of plane lease (6)	—	1,062	—
Debt redemption loss and costs (7)	51,497	35,092	—
Total - other charges, net	$99,802	$65,713	$16,093

(1)	See further discussion at the “Acquisitions” note.

(2)	See further discussion at the "Restructuring and Other Related Charges" note.

(3)	See further discussion at the "Disposition of Business" caption of this note.

(4)
The year ended December 31, 2011 includes a (credit) of approximately $(10.5) million for insurance recoveries related to the quality control, product recall and fire issues at one of the Company's repackaging locations.

(5)	See additional information at the "Separation Costs" note.

(6)	The Company sold its corporate aircraft in 2012 for a $1 million loss. The year ended December 31, 2012 includes charges relating to the sale of the Company's aircraft.

(7)	See further discussion at the “Debt” note.